Balances and Transactions with Related Parties (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Numbers	Dec. 31, 2018 USD ($) Numbers	Dec. 31, 2017 USD ($) Numbers
Balances and Transactions With Related Parties [Abstract]
Salary to those employed by the Company or on its behalf | $	$ 945	$ 654	$ 593
Directors' fees to those not employed by the Company or on its behalf | $	$ 90	$ 100	$ 98
Number of individuals to whom the salary and benefits relate:
Related and interested parties employed by the Company or on its behalf	3	4	4
Directors not employed by the Company	8	6	7
Benefits to interested and related parties	11	10	11